Short Sales and Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Disclosure of financial assets
The table below does not reflect the impact of $1,693.8 (December 31, 2016 - $3,013.4) notional amount of U.S. treasury bond forward contracts (described in note 7) that reduce the company's exposure to interest rate risk.

	December 31, 2017		December 31, 2016
	Amortized cost	Fair value	Amortized cost	Fair value
Due in 1 year or less	3,383.9	3,537.6	1,649.4	1,779.0
Due after 1 year through 5 years	3,540.7	3,720.2	3,245.9	3,447.6
Due after 5 years through 10 years	1,017.6	1,054.3	1,046.7	1,031.3
Due after 10 years	1,872.1	1,978.7	3,575.1	3,909.6
	9,814.3	10,290.8	9,517.1	10,167.5
Effective interest rate		4.0%		4.7%
The following table summarizes the company’s derivative financial instruments:

	December 31, 2017				December 31, 2016
	Cost	Notional amount	Fair value		Cost	Notional amount	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity derivatives:
Equity index total return swaps – short positions	—	52.6	0.4	—	—	43.3	0.6	—
Equity total return swaps – short positions	—	892.5	11.8	12.1	—	1,623.0	10.4	78.1
Equity total return swaps – long positions	—	697.8	17.8	15.6	—	213.1	9.4	5.1
Equity and equity index call options	0.4	8.2	3.9	—	16.2	1,104.4	12.8	—
Warrants	64.8	607.1	73.7	—	6.5	32.2	6.5	—
CPI-linked derivative contracts	678.4	117,254.6	39.6	—	670.0	110,365.5	83.4	—
U.S. treasury bond forwards	—	1,693.8	—	28.8	—	3,013.4	—	49.7
Foreign exchange forward contracts	—	—	57.1	69.7	—	—	80.2	101.4
Total			204.3	126.2			203.3	234.3

Disclosure of financial liabilities
The following table summarizes the company’s derivative financial instruments:

	December 31, 2017				December 31, 2016
	Cost	Notional amount	Fair value		Cost	Notional amount	Fair value
			Assets	Liabilities			Assets	Liabilities
Equity derivatives:
Equity index total return swaps – short positions	—	52.6	0.4	—	—	43.3	0.6	—
Equity total return swaps – short positions	—	892.5	11.8	12.1	—	1,623.0	10.4	78.1
Equity total return swaps – long positions	—	697.8	17.8	15.6	—	213.1	9.4	5.1
Equity and equity index call options	0.4	8.2	3.9	—	16.2	1,104.4	12.8	—
Warrants	64.8	607.1	73.7	—	6.5	32.2	6.5	—
CPI-linked derivative contracts	678.4	117,254.6	39.6	—	670.0	110,365.5	83.4	—
U.S. treasury bond forwards	—	1,693.8	—	28.8	—	3,013.4	—	49.7
Foreign exchange forward contracts	—	—	57.1	69.7	—	—	80.2	101.4
Total			204.3	126.2			203.3	234.3

Disclosure of detailed information about financial instruments
The CPI-linked derivative contracts are summarized as follows:

	December 31, 2017
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Market value	Market value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Original currency	U.S. dollars
United States	0.0%	4.7	46,725.0	46,725.0	231.39	246.52	287.5	61.5	20.6	4.4	(266.9)
United States	0.5%	6.8	12,600.0	12,600.0	238.30	246.52	39.9	31.7	17.2	13.7	(22.7)
European Union	0.0%	4.0	41,375.0	49,683.0	96.09	102.57	307.1	61.8	1.4	0.3	(305.7)
United Kingdom	0.0%	4.9	3,300.0	4,464.1	243.82	278.10	23.2	52.0	0.3	0.7	(22.9)
France	0.0%	5.1	3,150.0	3,782.5	99.27	101.76	20.7	54.7	0.1	0.3	(20.6)
		4.6		117,254.6			678.4		39.6		(638.8)

	December 31, 2016
	Floor rate(1)	Average life (in years)	Notional amount		Weighted average strike price	Index value at period end	Cost	Cost in bps(2)	Market value	Market value in bps(2)	Unrealized gain (loss)
Underlying CPI index			Original currency	U.S. dollars
United States	0.0%	5.7	46,725.0	46,725.0	231.39	241.43	286.9	61.4	35.2	7.5	(251.7)
United States	0.5%	7.8	12,600.0	12,600.0	238.30	241.43	39.5	31.3	34.3	27.2	(5.2)
European Union	0.0%	5.0	41,375.0	43,640.4	96.09	101.26	300.3	68.8	12.5	2.9	(287.8)
United Kingdom	0.0%	5.9	3,300.0	4,077.6	243.82	267.10	22.6	55.4	0.5	1.2	(22.1)
France	0.0%	6.1	3,150.0	3,322.5	99.27	100.66	20.7	62.3	0.9	2.7	(19.8)
		5.6		110,365.5			670.0		83.4		(586.6)

(1)
Contracts with a floor rate of 0.0% provide a payout at maturity if there is cumulative deflation over the life of the contract. Contracts with a floor rate of 0.5% provide a payout at maturity based on an equivalent weighted average strike price of 250.49 if cumulative inflation averages less than 0.5% per year over the life of the contract. At December 31, 2017 the equivalent weighted average strike price for the United States 0.5% CPI-linked derivative contracts was 242.20 (December 31, 2016 - 241.00).

(2)	Expressed as a percentage of the notional amount.